Supplementary Information to Condensed Consolidated Interim Statements of Cash Flows (Details) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Change in working capital:
Accounts receivable and other current assets	CAD 19	CAD 21	CAD 6	CAD 84
Prepaid expenses	10	10	11	(7)
Inventories	(40)	(6)	11	45
Regulatory assets - current portion	10	(7)	(13)	0
Accounts payable and other current liabilities	(15)	5	(21)	(64)
Regulatory liabilities - current portion	(2)	21	(176)	16
Changes in working capital	(18)	44	(182)	74
Non-cash investing and financing activities:
Accrued capital expenditures	309	131	309	131
Common share dividends reinvested	63	36	125	65
Transfer of deposit on business acquisition (Note 16)	0	38	0	38
Contributions in aid of construction	15	8	15	8
Exercise of stock options into common shares	CAD 3	CAD 1	CAD 4	CAD 3